Consolidated Statements of Comprehensive Income (Loss) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues
Sales of PV modules	$ 1,763,979	10,989,767	14,397,086	12,276,854
Sales of PV systems	27,449	171,013	53,731	56,662
Other revenues	37,102	231,148	227,148	166,471
Total net revenues	1,828,530	11,391,928	14,677,965	12,499,987
Cost of revenues
Cost of PV modules sales	1,818,582	11,329,951	11,905,502	8,131,218
Cost of PV systems sales	24,929	155,310	43,280	49,190
Cost of other revenues	44,216	275,468	279,504	166,794
Total cost of revenues	1,887,727	11,760,729	12,228,286	8,347,202
Gross profit (loss)	(59,197)	(368,801)	2,449,679	4,152,785
Operating expenses
Selling expenses	143,390	893,332	818,022	780,244
General and administrative expenses	129,145	804,587	602,728	467,516
Research and development expenses	30,102	187,538	284,909	137,525
Provision for (recovery of) doubtful accounts receivable	11,005	68,561	38,988	(13,098)
Impairment of goodwill			273,382
Impairment of long-lived assets	32,182	200,497	2,275,024
Provision for inventory purchase commitments			851,694
Total operating expenses	345,824	2,154,515	5,144,747	1,372,187
Income (loss) from operations	(405,021)	(2,523,316)	(2,695,068)	2,780,598
Other income (expense)
Equity in income (losses) of affiliates, net	81	507	(9,557)	(628)
Interest expense	(143,998)	(897,124)	(626,737)	(438,011)
Interest income	7,455	46,446	28,852	15,992
Foreign currency exchange losses	(12,616)	(78,599)	(190,475)	(338,216)
Gain on bargain purchase from an acquisition			52,202
Other income	8,741	54,457	41,593	11,764
Earnings (loss) before income taxes	(545,358)	(3,397,629)	(3,399,190)	2,031,499
Income tax benefit (expense)	33,024	205,742	133,413	(333,466)
Net income (loss)	(512,334)	(3,191,887)	(3,265,777)	1,698,033
Less: Loss (earnings) attributable to the noncontrolling interests	20,461	127,475	56,866	(311,257)
Net income (loss) attributable to Yingli Green Energy	(491,873)	(3,064,412)	(3,208,911)	1,386,776
Basic earnings (loss) per ordinary share (in CNY and dollars per share)	$ (3.14)	(19.59)	(20.46)	9.15
Diluted earnings (loss) per ordinary share (in CNY and dollars per share)	$ (3.14)	(19.59)	(20.46)	8.86
Net income (loss)	(512,334)	(3,191,887)	(3,265,777)	1,698,033
Foreign currency exchange translation adjustment, net of nil tax	18,555	115,598	70,166	35,822
Cash flow hedging derivatives, net of nil tax	243	1,513	556	46
Comprehensive income (loss)	(493,536)	(3,074,776)	(3,195,055)	1,733,901
Less: Comprehensive loss (income) attributable to the noncontrolling interest	17,455	108,749	65,960	(300,726)
Comprehensive income (loss) attributable to Yingli Green Energy	$ (476,081)	(2,966,027)	(3,129,095)	1,433,175